BASIC AND DILUTED LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BASIC AND DILUTED LOSS PER SHARE
Weighted average number of common shares outstanding - basic	234,636,355	194,032,544
Weighted average number of common shares outstanding - diluted	234,636,355	194,032,544
Loss and comprehensive loss for the year	$ (47,572,620)	$ (50,268,354)
Loss per share - basic	$ (0.2)	$ (0.26)
Loss per share - diluted	$ (0.2)	$ (0.26)